INCOME TAXES - Narratives (Details) ¥ in Millions, $ in Millions	12 Months Ended								24 Months Ended
	Dec. 31, 2024	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024	Dec. 31, 2020
Income tax
Effective tax rate (in %)		25.00%	25.00%	25.00%	25.00%
Percentage of reduction for the first RMB 3 million of taxable income (in %)									75.00%
Income (loss) before income taxes
(Loss) income before income taxes		¥ 5,349	$ 752	¥ (1,606)	¥ (408)
China
Income tax
Effective tax rate (in %)		25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (in %)		20.00%	20.00%
Percentage of reduction for the first RMB 1 million of taxable income (in %)				87.50%	87.50%					75.00%
Percentage of reduction for annual taxable income between RMB 1 million and 3 million (in %)				75.00%	50.00%					50.00%
Income (loss) before income taxes
PRC including Hong Kong and Taiwan		¥ 5,833		¥ (483)	¥ 617
Germany
Income tax
Effective tax rate (in %)		15.00%	15.00%
Effective income tax rate including solidarity surcharge (in %)		15.825%	15.825%
Income (loss) before income taxes
Income taxes foreign		¥ (463)		(410)	(632)
Germany | Minimum
Income tax
Municipal Trade Tax (in %)		7.00%	7.00%
Germany | Maximum
Income tax
Municipal Trade Tax (in %)		21.00%	21.00%
Other than China and Germany
Income (loss) before income taxes
Income taxes foreign		¥ (21)		¥ (713)	¥ (393)
Other than China and Germany | Minimum
Income tax
Effective tax rate (in %)		9.00%	9.00%
Other than China and Germany | Maximum
Income tax
Effective tax rate (in %)		25.00%	25.00%
Jizhu Shanghai | China
Income tax
Effective tax rate (in %)		15.00%	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
H-World Information | China
Income tax
Effective tax rate (in %)					15.00%	15.00%	15.00%
Preferential income tax rate (in %)	15.00%	15.00%	15.00%	15.00%